Consolidated statement of changes in equity	Share capital GBP (£)	Share premium GBP (£)	Treasury shares GBP (£)	Merger reserve GBP (£)	Hedging reserve GBP (£)	Retained (deficit)/earnings GBP (£)	GBP (£)	USD ($)
Balance at beginning of the year at Jun. 30, 2019	£ 53,000	£ 68,822,000		£ 249,030,000	£ (35,544,000)	£ 132,841,000	£ 415,202,000
Comprehensive income (loss)
Loss for the year						(23,233,000)	(23,233,000)
Cash flow hedges					2,877,000		2,877,000
Tax credit/(expense) relating to movements on hedges					102,000		102,000
Total comprehensive (loss)/income for the year					2,979,000	(23,233,000)	(20,254,000)
Acquisition of treasury shares			£ (21,305,000)				(21,305,000)
Equity-settled share-based payments						818,000	818,000
Dividends paid						(23,229,000)	(23,229,000)	$ (29,554,000)
Balance at end of the year at Jun. 30, 2020	53,000	68,822,000	(21,305,000)	249,030,000	(32,565,000)	87,197,000	351,232,000
Comprehensive income (loss)
Loss for the year						(92,216,000)	(92,216,000)
Cash flow hedges					22,698,000		22,698,000
Tax credit/(expense) relating to movements on hedges					(569,000)		(569,000)
Total comprehensive (loss)/income for the year					22,129,000	(92,216,000)	(70,087,000)
Equity-settled share-based payments						2,085,000	2,085,000
Dividends paid						(10,718,000)	(10,718,000)	(14,665,000)
Balance at end of the year at Jun. 30, 2021	53,000	68,822,000	(21,305,000)	249,030,000	(10,436,000)	(13,652,000)	272,512,000
Comprehensive income (loss)
Loss for the year						(115,510,000)	(115,510,000)
Cash flow hedges					5,148,000		5,148,000
Tax credit/(expense) relating to movements on hedges					(1,287,000)		(1,287,000)
Total comprehensive (loss)/income for the year					3,861,000	(115,510,000)	(111,649,000)
Reclassified					7,525,000	(7,525,000)
Equity-settled share-based payments						198,000	198,000
Dividends paid						(33,553,000)	(33,553,000)	$ (44,010,000)
Balance at end of the year at Jun. 30, 2022	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ 950,000	£ (170,042,000)	£ 127,508,000